Reporting Entity	6 Months Ended
Jun. 30, 2023
Reporting Entity [Abstract]
Reporting Entity
1.	Reporting Entity
Wallbox N.V. (the “Company” or “Wallbox”) was incorporated as a Dutch private limited liability company under the name Wallbox B.V. on June 7, 2021 and was subsequently converted into a Dutch public limited liability company. Wallbox is registered in the Commercial Registry of the Netherlands Chamber of Commerce under ID number 83012559. Its statutory seat is in Amsterdam, the Netherlands, and the mailing and business address of its principal executive office is Carrer del Foc 68, 08038 Barcelona, Spain.
These interim condensed consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group”). The Group is primarily involved in the development, manufacturing, and sales of innovative solutions for charging electric vehicles. For further information of the Group, refer to the consolidated financial statements for     the financial year ended on December 31, 2022, published on March 31, 2023.
Wallbox is the parent entity of the Group. The Group’s principal subsidiaries as of June 30, 2023 and 2022 are set out in Note 27. Unless otherwise stated, their share capital consists solely of ordinary shares which are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group.
Wallbox is listed on the New York Stock Exchange (“NYSE”) with the ticker WBX.